Statutory Requirements (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Jan. 26, 2017	Jan. 27, 2016	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Statutory Requirements [Line Items]
Common share dividends	$ 237.4	$ 227.8	$ 283.2	$ 304.9	$ 269.0
Dividend capacity available				1,573.3
Allied World
Statutory Requirements [Line Items]
Dividend capacity available				688.0
OdysseyRe
Statutory Requirements [Line Items]
Dividend capacity available				324.9
Northbridge
Statutory Requirements [Line Items]
Dividend capacity available				149.1
Crum & Forster
Statutory Requirements [Line Items]
Dividend capacity available				130.2
Zenith National
Statutory Requirements [Line Items]
Dividend capacity available				86.0
Brit
Statutory Requirements [Line Items]
Dividend capacity available				195.1
Insurance and reinsurance companies
Statutory Requirements [Line Items]
Common share dividends				$ 418.1	$ 445.8